Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,674.68
Total Transaction Valuation	12,126,609.17
Total Offset Amount	0.00
Net Fee	$ 1,674.68
Offering Table N/A
Offset Table N/A	N/A